Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

B.3. GOODWILL AND OTHER INTANGIBLE ASSETS
Movements in other intangible assets during the first half of 2020 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2020	5,730	63,953	1,698	71,381
Changes in scope of consolidation (a)	1,417	132	—	1,549
Acquisitions and other increases	115	38	65	218
Disposals and other decreases	(17)	(106)	(12)	(135)
Currency translation differences	(28)	(118)	(11)	(157)
Transfers (b)	(52)	52	(2)	(2)
Gross value at June 30, 2020	7,165	63,951	1,738	72,854
Accumulated amortization and impairment at January 1, 2020	(3,396)	(50,314)	(1,099)	(54,809)
Amortization expense	—	(895)	(62)	(957)
Impairment losses, net of reversals (c)	(321)	(2)	—	(323)
Disposals and other decreases	17	105	13	135
Currency translation differences	2	107	9	118
Transfers	18	(15)	—	3
Accumulated amortization and impairment at June 30, 2020	(3,680)	(51,014)	(1,139)	(55,833)
Carrying amount at January 1, 2020	2,334	13,639	599	16,572
Carrying amount at June 30, 2020	3,485	12,937	599	17,021
(a)See Note B.1.
(b)This line mainly represents Sarclisa® (Oncology) and MenQuadfiTM (Vaccines), which came into commercial use during the period.
(c)See Note B.4.

Acquisitions of other intangible assets (excluding software) in the first half of 2020 totaled €153 million. The main items were upfront and milestone payments within the Specialty Care franchise.
“Products, trademarks and other rights” mainly comprises:
•marketed products, with a carrying amount of €12.5 billion as of June 30, 2020 (versus €13.3 billion as of December 31, 2019) and a weighted average amortization period of approximately 10 years;
•trademarks, with a carrying amount of €0.1 billion as of June 30, 2020 (versus €0.1 billion as of December 31, 2019) and a weighted average amortization period of approximately 12 years.
Goodwill amounted to €45,254 million as of June 30, 2020, versus €44,519 million as of December 31, 2019. Movements during the first half of 2020 were mainly due to the goodwill of €901 million arising on the Synthorx acquisition (see Note B.1.) and the effects of foreign currency translation differences on goodwill recognised in currencies other than Sanofi’s reporting currency.